Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity method	$ 523	$ 555
Cost method	3	6
Total	$ 526	$ 561	[1]

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).